EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of authorized, issued and outstanding shares

Authorized, issued and outstanding shares as of December 31, 2022 and 2021 consisted of the following:

		December 31, 2022	December 31, 2021
Authorized shares		120,000,000,000	120,000,000,000
Subscribed fully paid shares		22,281,017,159	22,281,017,159
Total outstanding shares		22,281,017,159	22,281,017,159
Issuance of shares (1)		1,462,458,595	-
Total outstanding shares		23,743,475,754	22,281,017,159

Issuance of shares		1,462,458,595
Subscribed and paid-in capital	Ps.	1,463
Additional paid-in capital		1,082,307
Issuance of shares (2)	Ps.	1,083,770

The outstanding shares are as follows:		December 31, 2022	December 31, 2021
Common voting shares (3)		16,204,145,980	15,122,739,992
Preferred non-voting shares (4)		7,539,329,774	7,158,277,167
(1)	Issuance of shares for dividend distribution.
(2)	These shares were issued at Ps. 741.06 pesos per share, recognizing Ps.1 peso in capital stock and Ps. 740.06 pesos in Additional paid-in capital.
(3)	Common Voting shares with a nominal value of (Ps. 1) Colombian peso.
(4)	Since 2011, Grupo Aval allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2022 and 2021, 2,515,570 and 8,457,760 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.

Schedule of appropriation of retained earnings

	December 31, 2022		December 31, 2021
Retained earnings (1)	Ps.	(4,810,106)	Ps.	2,671,450
Withholding tax over dividends		(535)		(5,740)
Legal reserve		11,872		11,140
Statutory and voluntary reserves		12,817,186		10,706,541
	Ps.	8,018,417	Ps.	13,383,391
(1)	See note 1.1., "Discontinued operation of BAC Holding".

Schedule of the dividends are declared and paid to shareholders based on unconsolidated net income under Colombian IFRS (NCIF)

The dividends are declared and paid to shareholders based on unconsolidated net income under Colombian IFRS (NCIF), the dividends declared were as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
Net income for the periods ended in	Ps.	3,502,758	Ps.	2,399,001	Ps.	3,031,238
Cash dividends declared

In the general assembly held in March 2022, A stock dividend at the rate of $54 per share on the 22,281,017,159 common and preferred shares outstanding as of December 31, 2021.
These dividends will be paid in shares, at the rate of 1 share for every 13.72333 common or preferred shares, as of December 31, 2021.
The payment of the shares will be made on May 31, 2022, to whoever is entitled to it at the time the payment becomes due in accordance with current regulations. For this purpose, up to a total of 1,623,586,385 new shares of the same species held by the shareholder will be issued. The unit value of the shares will be 741.06. (*)

				In the general assembly held in March 2021, 54.00 pesos per share payable in twelve installments of 4.50 pesos per share, from April 2021 to March 2022.		In the general assembly held in March 2020, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2020 to March 2021.
Total outstanding shares		22,281,017,159		22,281,017,159		22,281,017,159
Total dividends declared	Ps.	1,203,175	Ps.	1,203,175	Ps.	1,336,861

(*) See Consolidated Statement of Changes in Equity for dividends distribution.

Schedule of earnings per share

The following table summarizes the earnings per share for the year ended as of December 31, 2022, 2021 and 2020:

		December 31, 2022		December 31, 2021		December 31, 2020
Net income for the year	Ps.	4,869,133	Ps.	5,668,502	Ps.	4,631,616
Less: participation of non- controlling interests		(2,386,248)		(2,370,766)		(2,282,095)
Net income attributable to owners of the parent		2,482,885		3,297,736		2,349,521

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(791,989)		(1,058,554)		(753,457)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	1,690,896	Ps.	2,239,182	Ps.	1,596,064
Weighted average number of common shares outstanding used in basic EPS calculation (2)		15,760,496,801		15,128,947,661		15,135,829,538
Basic and Diluted earnings per share to common shareholders (in Colombian pesos )		107.29		148.01		105.45
Basic and Diluted earnings per ADS (3) (in Colombian pesos )		2,145.74		2,960.13		2,108.99
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,142,465,372		22,281,017,159		22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos		107.29		148.01		105.45
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

The following table summarizes earnings per share over net income from continuing operations for the years ended December 31, 2022, 2021 and 2020.

		December 31, 2022		December 31, 2021		December 31, 2020
Net income from continuing operations	Ps.	4,002,967	Ps.	4,041,190	Ps.	3,481,804
Less: participation of non- controlling interests		(2,114,072)		(1,862,010)		(1,922,623)
Net income attributable to owners of the parent		1,888,895		2,179,180		1,559,181

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(602,519)		(699,504)		(500,007)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	1,286,376	Ps.	1,479,676	Ps.	1,059,174
Weighted average number of common shares outstanding used in basic EPS calculation (2)		15,760,496,801		15,128,947,661		15,135,829,538
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)		81.62		97.80		69.98
Basic and Diluted earnings per ADS (3) (in Colombian pesos )		1,632.41		1,956.09		1,399.56
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,142,465,372		22,281,017,159		22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos		81.62		97.80		69.98
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

The following table summarizes earnings per share over net income from discontinued operations for the years ended December 31, 2022, 2021 and 2020.

		December 31, 2022		December 31, 2021		December 31, 2020
Net income from discontinued operations, net of tax	Ps.	866,166	Ps.	1,627,312	Ps.	1,149,812
Less: participation of non- controlling interests		(272,176)		(508,756)		(359,472)
Net income attributable to owners of the parent		593,990		1,118,556		790,340

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(189,470)		(359,050)		(253,450)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	404,520	Ps.	759,506	Ps.	536,890
Weighted average number of common shares outstanding used in basic EPS calculation (2)		15,760,496,801		15,128,947,661		15,135,829,538
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)		25.67		50.20		35.47
Basic and Diluted earnings per ADS (3) (in Colombian pesos )		513.33		1,004.04		709.43
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,142,465,372		22,281,017,159		22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos		25.67		50.20		35.47
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

●	Diluted earnings per share

Schedule of components of accumulated other comprehensive income

		Net gain (loss) on hedges of net investment in foreign operations		Cash flow hedges		Foreign currency translation differences from unhedged foreign operations		Effect of moving investment properties for own use		Unrealized gains (losses) debt securities		Unrealized gains (losses) Equity securities		Investments in associates and join ventures		Actuarial gains(losses)		Income tax		Total comprehensive income, net of taxes
Ending balance 2019	Ps.	(209,714)	Ps.	(874)	Ps.	(338,077)	Ps.	5,288	Ps.	387,678	Ps.	722,055	Ps.	102,285	Ps.	(175,666)	Ps.	1,457,527	Ps.	1,950,502
Current-period change		(517,989)		832		(548,706)		9,014		172,906		193,880		13,059		(9,488)		457,181		(229,311)
Ending balance 2020	Ps.	(727,703)	Ps.	(42)	Ps.	(886,783)	Ps.	14,302	Ps.	560,584	Ps.	915,935	Ps.	115,344	Ps.	(185,154)	Ps.	1,914,708	Ps.	1,721,191
Current-period change		962,735		7,980		(180,798)		4,718		(1,346,315)		(110,397)		(846)		61,665		1,054,017		452,759
Ending balance 2021	Ps.	235,032	Ps.	7,938	Ps.	(1,067,581)	Ps.	19,020	Ps.	(785,731)	Ps.	805,538	Ps.	114,498	Ps.	(123,489)	Ps.	2,968,725	Ps.	2,173,950
Current-period change		(266,716)		(2,396)		90,619		461		(2,088,548)		(439,150)		66,366		95,819		809,995		(1,733,550)
Realization of OCI to PYG of discontinued operation (1)		192,707		—		1,265,594		—		(98,947)		—		15,364		—		(2,804,043)		(1,429,325)
Ending balance 2022	Ps.	161,023	Ps.	5,542	Ps.	288,632	Ps.	19,481	Ps.	(2,973,226)	Ps.	366,388	Ps.	196,228	Ps.	(27,670)	Ps.	974,677	Ps.	(988,925)

	Non -controlling interest		Owners of the parent		Total comprehensive income, net of taxes
Beginning balance 2019	Ps.	857,055	Ps.	1,093,447	Ps.	1,950,502
Current-period change		2,123		(231,434)		(229,311)
Ending balance 2020	Ps.	859,178	Ps.	862,013	Ps.	1,721,191
Current-period change		197,590		255,169		452,759
Ending balance 2021	Ps.	1,056,768	Ps.	1,117,182	Ps.	2,173,950
Current-period change		(452,982)		(1,280,568)		(1,733,550)
Realization of OCI to PYG of discontinued operation (1)		(446,146)		(983,179)		(1,429,325)
Ending balance 2022	Ps.	157,640	Ps.	(1,146,565)	Ps.	(988,925)

(1)   See note 1.1., "Discontinued operation of BAC Holding".